Equity (Table)	6 Months Ended
Jun. 30, 2025
Equity
Schedule of shares issued
Common Share

Holders of BFAC public shareholders – Class B	168,356
BFAC sponsors – Class B	9,600,000
Founder of Classover DE – Class A	6,535,014
Rest of Classover DE shareholders prior to merger – Class B	1,531,864
Convertible note holders of Classover Inc. prior to merger – Class B	4,433,122
Classover DE equity holders-Series A Preferred Shares	1,000,000
Total Class A common shares	6,535,014
Total Class B common shares	15,733,342
Total Series A Preferred Shares	1,000,000